Fees and Expenses - Prospectus Summary	Oct. 31, 2025
U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. LARGE COMPANY PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.09%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.08%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. LARGE COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	28
Expense Example, with Redemption, 5 Years	50
Expense Example, with Redemption, 10 Years	$ 114

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. LARGE COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 8
Expense Example, No Redemption, 3 Years	28
Expense Example, No Redemption, 5 Years	50
Expense Example, No Redemption, 10 Years	$ 114

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	5.00%
U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. LARGE COMPANY PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.11%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.08%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. LARGE COMPANY PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	59
Expense Example, with Redemption, 10 Years	$ 138

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. LARGE COMPANY PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 8
Expense Example, No Redemption, 3 Years	32
Expense Example, No Redemption, 5 Years	59
Expense Example, No Redemption, 10 Years	$ 138

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	5.00%
DFA INTERNATIONAL VALUE PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA INTERNATIONAL VALUE PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.28%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA INTERNATIONAL VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 356

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA INTERNATIONAL VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 29
Expense Example, No Redemption, 3 Years	90
Expense Example, No Redemption, 5 Years	157
Expense Example, No Redemption, 10 Years	$ 356

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 13% of the average value of its investment portfolio.

Portfolio Turnover, Rate	13.00%
DFA TWO-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA TWO-YEAR FIXED INCOME PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.21%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA TWO-YEAR FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	123
Expense Example, with Redemption, 10 Years	$ 279

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA TWO-YEAR FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 22
Expense Example, No Redemption, 3 Years	70
Expense Example, No Redemption, 5 Years	123
Expense Example, No Redemption, 10 Years	$ 279

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 69% of the average value of its investment portfolio.

Portfolio Turnover, Rate	69.00%
DFA TWO-YEAR GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA TWO-YEAR GOVERNMENT PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.17%
Fee Waiver or Reimbursement	(0.01%)	[1]
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA TWO-YEAR GOVERNMENT PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA TWO-YEAR GOVERNMENT PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 17
Expense Example, No Redemption, 3 Years	55
Expense Example, No Redemption, 5 Years	96
Expense Example, No Redemption, 10 Years	$ 217

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 66% of the average value of its investment portfolio.

Portfolio Turnover, Rate	66.00%
GLOBAL EQUITY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - GLOBAL EQUITY PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.25%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - GLOBAL EQUITY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	$ 513

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - GLOBAL EQUITY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	118
Expense Example, No Redemption, 5 Years	218
Expense Example, No Redemption, 10 Years	$ 513

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Portfolio Turnover, Rate	6.00%
GLOBAL ALLOCATION 60/40 PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - GLOBAL ALLOCATION 60/40 PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.24%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - GLOBAL ALLOCATION 60/40 PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	$ 490

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - GLOBAL ALLOCATION 60/40 PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	112
Expense Example, No Redemption, 5 Years	208
Expense Example, No Redemption, 10 Years	$ 490

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

Portfolio Turnover, Rate	4.00%
GLOBAL ALLOCATION 25/75 PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - GLOBAL ALLOCATION 25/75 PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.24%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - GLOBAL ALLOCATION 25/75 PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	$ 478

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - GLOBAL ALLOCATION 25/75 PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	110
Expense Example, No Redemption, 5 Years	204
Expense Example, No Redemption, 10 Years	$ 478

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
U.S. LARGE CAP VALUE PORTFOLIO III
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. LARGE CAP VALUE PORTFOLIO III	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.21%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.14%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. LARGE CAP VALUE PORTFOLIO III	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. LARGE CAP VALUE PORTFOLIO III	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 14
Expense Example, No Redemption, 3 Years	45
Expense Example, No Redemption, 5 Years	79
Expense Example, No Redemption, 10 Years	$ 179

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
DFA INTERNATIONAL VALUE PORTFOLIO III
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA INTERNATIONAL VALUE PORTFOLIO III	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.41%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.24%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA INTERNATIONAL VALUE PORTFOLIO III	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	$ 306

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA INTERNATIONAL VALUE PORTFOLIO III	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	77
Expense Example, No Redemption, 5 Years	135
Expense Example, No Redemption, 10 Years	$ 306

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 13% of the average value of its investment portfolio.

Portfolio Turnover, Rate	13.00%
EMERGING MARKETS PORTFOLIO II
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - EMERGING MARKETS PORTFOLIO II	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.35%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - EMERGING MARKETS PORTFOLIO II	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - EMERGING MARKETS PORTFOLIO II	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	113
Expense Example, No Redemption, 5 Years	197
Expense Example, No Redemption, 10 Years	$ 443

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%